Cover	Oct. 04, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K of Greenidge Generation Holdings Inc. (the “Company”) accepted by the Securities and Exchange Commission (the “SEC”) on October 7, 2022 and filed with the SEC on October 11, 2022 (the “Original Form 8-K”). This Amendment supplements the Original Form 8-K in certain respects.
Document Period End Date	Oct. 04, 2022
Entity File Number	001-40808
Entity Registrant Name	Greenidge Generation Holdings Inc.
Entity Central Index Key	0001844971
Entity Tax Identification Number	86-1746728
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	135 Rennell Drive
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
City Area Code	(203)
Local Phone Number	718-5960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GREE
Security Exchange Name	NASDAQ
8.50% Senior Notes due 2026
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ